Long-Term Debt - Additional Information (Details) - Partnership's loan agreements - London Interbank Offered Rate (LIBOR)	12 Months Ended
Dec. 31, 2020
Minimum [Member]
Long-Term Debt
Long-term debt, fixed margin percentage	1.75%
Maximum [Member]
Long-Term Debt
Long-term debt, fixed margin percentage	2.40%